Offerings	Jan. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.000001 per share
Amount Registered | shares	555,555
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 5,555,550.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 767.22
Offering Note	Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended. Includes 333,333 shares that the underwriters have the option to purchase.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.000001 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 20,000,000.00
Amount of Registration Fee	$ 2,762.00